Fair value measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 31 –Fair value measurement

ASC Subtopic 820-10 “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.
  Level 2 - Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
  Level 3 - Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Corporation's own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Corporation maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Corporation employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument's fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, the Corporation's credit standing, constraints on liquidity and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results.

Fair Value on a Recurring and Nonrecurring Basis

The following fair value hierarchy tables present information about the Corporation's assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011 and on a nonrecurring basis in periods subsequent to initial recognition for the years ended December 31, 2012, 2011, and 2010:

At December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$37,238	$-	$37,238
Obligations of U.S. Government sponsored entities	-	1,096,318	-	1,096,318
Obligations of Puerto Rico, States and political subdivisions	-	54,981	-	54,981
Collateralized mortgage obligations - federal agencies	-	2,367,065	-	2,367,065
Collateralized mortgage obligations - private label	-	2,473	-	2,473
Mortgage-backed securities	-	1,476,077	7,070	1,483,147
Equity securities	3,827	3,579	-	7,406
Other	-	35,573	-	35,573
Total investment securities available-for-sale	$3,827	$5,073,304	$7,070	$5,084,201

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$24,801	$-	$24,801
Collateralized mortgage obligations	-	618	2,499	3,117
Mortgage-backed securities - federal agencies	-	251,046	11,817	262,863
Other	-	21,494	2,240	23,734
Total trading account securities	$-	$297,959	$16,556	$314,515
Mortgage servicing rights	$-	$-	$154,430	$154,430
Derivatives	-	41,935	-	41,935
Total assets measured at fair value on a recurring basis	$3,827	$5,413,198	$178,056	$5,595,081
Liabilities
Derivatives	$-	$(42,585)	$-	$(42,585)
Contingent consideration	-	-	(112,002)	(112,002)
Total liabilities measured at fair value on a recurring basis	$-	$(42,585)	$(112,002)	$(154,587)

At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets measured at fair value on a recurring basis	$3,465	$5,468,519	$187,379	$5,659,363
Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities measured at fair value on a recurring basis	$-	$(66,700)	$(99,762)	$(166,462)

Year ended December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$10,445	$10,445	$(23,972)
Loans held-for-sale[2]	-	-	93,429	93,429	(43,937)
Other real estate owned[3]	-	-	111,425	111,425	(32,783)
Other foreclosed assets[3]	-	-	128	128	(360)
Long-lived assets held-for-sale[4]	-	-	-	-	(123)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$215,427	$215,427	$(101,175)

1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

[2] Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.

[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $8 million at December 31, 2012.

[4] Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.

Year ended December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$95,978	$95,978	$(5,863)
Loans held-for-sale[2]	-	-	83,915	83,915	(30,094)
Other real estate owned[3]	-	-	91,432	91,432	(22,923)
Other foreclosed assets[3]	-	-	377	377	(708)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$271,702	$271,702	$(59,588)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

[2] Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.

[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $5 million at December 31, 2011.

Year ended December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$204,427	$204,427	$(13,971)
Loans held-for-sale[2]	-	-	671,223	671,223	(342,035)
Other real estate owned[3]	-	-	45,454	45,454	(28,334)
Other foreclosed assets[3]	-	-	73	73	(855)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$921,177	$921,177	$(385,195)

[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $3 million at December 31, 2010.

[2] Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

The following tables present the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2012, 2011, and 2010.

Year ended December 31, 2012
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2012	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Gains (losses) included in earnings	(6)	30	680	(123)	(17,406)	(16,825)	(12,600)	(12,600)
Gains (losses) included in OCI	66	-	-	-	-	66	-	-
Purchases	-	608	6,499	2,116	20,726	29,949	-	-
Sales	-	(250)	(9,824)	(1,834)	(103)	(12,011)	-	-
Settlements	(425)	(697)	(2,104)	(1,955)	(110)	(5,291)	360	360
Transfers into Level 3	-	-	2,405	-	-	2,405	-	-
Transfers out of Level 3	-	-	(7,616)	-	-	(7,616)	-	-
Balance at December 31, 2012	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2012	$-	$23	$(165)	$(333)	$8,130	$7,655	$(13,347)	$(13,347)

Year ended December 31, 2011
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2011	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Initial fair value on acquisition	-	-	-	-	-	-	(688)	(688)
Gains (losses) included in earnings	(7)	21	108	459	(37,061)	(36,480)	(6,080)	(6,080)
Gains (losses) included in OCI	(18)	-	-	-	-	(18)	-	-
Purchases	-	752	13,395	3,263	21,703	39,113	-	-
Sales	-	(341)	(9,956)	(2,449)	-	(12,746)	-	-
Settlements	(299)	(370)	(2,008)	(47)	(226)	(2,950)	-	-
Balance at December 31, 2011	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2011	$-	$7	$133	$698	$(20,188)	$(19,350)	$(6,380)	$(6,380)

Year ended December 31, 2010
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2010	$34,122	$2,787	$223,766	$3,488	$169,747	$433,910	$-	$-
Initial fair value on acquisition	-	-	-	-	-	-	(89,139)	(89,139)
Gains (losses) included in earnings	(8)	1	3,737	(438)	(22,859)	(19,567)	(3,855)	(3,855)
Gains (losses) included in OCI	744	-	-	-	-	744	-	-
Issuances	2,502	-	101	-	-	2,603	-	-
Purchases	-	715	23,451	706	20,019	44,891	-	-
Sales	-	(302)	(48,928)	(896)	-	(50,126)	-	-
Settlements	(2,305)	(455)	(11,542)	(50)	-	(14,352)	-	-
Transfers out of Level 3	(27,296)	-	(170,347)	-	-	(197,643)	-	-
Balance at December 31, 2010	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2010	$-	$(5)	$178	$(450)	$(5,963)	$(6,240)	$(3,855)	$(3,855)

There were $2 million in transfers from Level 2 to Level 3 and $7 million in transfers from Level 3 to Level 2 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2012. The transfers from Level 2 to Level 3 of trading mortgage-backed securities were the result of a change in valuation technique to a matrix pricing model, based on indicative prices provided by brokers. The transfers from Level 3 to Level 2 of trading mortgage-backed securities resulted from observable market data becoming available for these securities. There were no transfers in and/or out of Level 2 and Level 3 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2011. There were $198 million in transfers from Level 3 to Level 2 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2010. These transfers of certain exempt FNMA and GNMA mortgage-backed securities were the result of a change in valuation methodology from an internally-developed matrix pricing to pricing them based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. Pursuant to the Corporation's policy, these transfers were recognized as of the end of the reporting period. There were no transfers in and/or out of Level 1 during 2012, 2011, and 2010.

Gains and losses (realized and unrealized) included in earnings for the years ended December 31, 2012, 2011, and 2010 for Level 3 assets and liabilities included in the previous tables are reported in the consolidated statement of operations as follows:

	2012		2011		2010
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$(6)	$-	$(7)	$-	$(8)	$-
FDIC loss share (expense)
income	(13,178)	(13,178)	(6,304)	(6,304)	(3,855)	(3,855)
Other service fees	(17,406)	8,130	(37,061)	(20,188)	(22,859)	(5,963)
Trading account (loss) profit	587	(475)	588	838	3,300	(277)
Other operating income	578	(169)	224	(76)	-	-
Total	$(29,425)	$(5,692)	$(42,560)	$(25,730)	$(23,422)	$(10,095)

The following table includes quantitative information about significant unobservable inputs used to derive the fair value of Level 3 instruments, excluding those instruments for which the unobservable inputs were not developed by the Corporation such as prices of prior transactions and/or unadjusted third-party pricing sources.

	Fair Value at			Weighted
	December 31,	Valuation	Unobservable	Average
(In thousands)	2012	Technique	Inputs	(Range)
Collateralized		Discounted	Weighted average life	2.3 years (0.2 - 5.1 years)
mortgage		cash flow	Yield	3.7% (0.6% - 4.7%)
obligations - trading	$2,499	model	Constant prepayment rate	27.8% (26.2% - 30.1%)
Other - trading		Discounted	Weighted average life	5.4	years
		cash flow	Yield	11.4%
	$1,136	model	Constant prepayment rate	10.8%
Mortgage servicing		Discounted	Prepayment speed	9.6% (4.3% - 26.0%)
rights		cash flow	Weighted average life	10.4 years (3.8 - 23.2 years)
	$154,430	model	Discount rate	12.0% (10.0 - 17.5%)
Contingent		Discounted	Credit loss rate on covered loans	20.3% (0.0% - 85.7%)
consideration		cash flow	Risk premium component
	$(112,002)	model	of discount rate	4.9%
Loans held-in-portfolio		External	Haircut applied on
	$10,445	Appraisal	external appraisals	17.6% (5.0% - 30.0%)
Loans held-for-sale		Discounted
		cash flow	Weighted average life	2.0	years
	$93,429[1]	model	Net loss rate	58.1%
Other real estate owned		External	Haircut applied on
	$56,567[2]	Appraisal	external appraisals	24.4% (5.0% - 40.0%)

[1] Loans held-for-sale fair valued based on unadjusted third-party sources were excluded from this table.

[2] Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.

The significant unobservable inputs used in the fair value measurement of the Corporation's collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are yield, constant prepayment rate, and weighted average life. Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the constant prepayment rate will generate a directionally opposite change in the weighted average life. For example, as the average life is reduced by a higher constant prepayment rate, a lower yield will be realized, and when there is a reduction in the constant prepayment rate, the average life of these collateralized mortgage obligations will extend, thus resulting in a higher yield. These particular financial instruments are valued internally by the Corporation's investment banking and broker-dealer unit utilizing internal valuation techniques. The unobservable inputs incorporated into the internal discounted cash flow models used to derive the fair value of collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are reviewed by the Corporation's Corporate Treasury unit on a quarterly basis. In the case of Level 3 financial instruments which fair value is based on broker quotes, the Corporation's Corporate Treasury unit reviews the inputs used by the broker-dealers for reasonableness utilizing information available from other published sources and validates that the fair value measurements were developed in accordance with ASC Topic 820. The Corporate Treasury unit also substantiates the inputs used by validating the prices with other broker-dealers, whenever possible.

The significant unobservable inputs used in the fair value measurement of the Corporation's mortgage servicing rights are constant prepayment rates and discount rates. Increases in interest rates may result in lower prepayments. Discount rates vary according to products and / or portfolios depending on the perceived risk. Increases in discount rates result in a lower fair value measurement. The Corporation's Corporate Comptroller's unit is responsible for determining the fair value of MSRs, which is based on discounted cash flow methods based on assumptions developed by an external service provider, except for prepayment speeds, which are adjusted internally for the local market based on historical experience. The Corporation's Corporate Treasury unit validates the economic assumptions developed by the external service provider on a quarterly basis. In addition, an analytical review of prepayment speeds is performed quarterly by the Corporate Comptroller's unit. Significant variances in prepayment speeds are investigated by the Corporate Treasury unit. The Corporation's MSR Committee analyzes changes in fair value measurements of MSRs and approves the valuation assumptions at each reporting period. Changes in valuation assumptions must also be approved by the MSR Committee. The fair value of MSRs are compared with those of the external service provider on a quarterly basis in order to validate if the fair values are within the materiality thresholds established by management to monitor and investigate material deviations. Back-testing is performed to compare projected cash flows with actual historical data to ascertain the reasonability of the projected net cash flow results.

Following is a description of the Corporation's valuation methodologies used for assets and liabilities measured at fair value. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management's estimate of the underlying value of the Corporation.

Trading Account Securities and Investment Securities Available-for-Sale

  U.S. Treasury securities: The fair value of U.S. Treasury securities is based on yields that are interpolated from the constant maturity treasury curve. These securities are classified as Level 2.
  Obligations of U.S. Government sponsored entities: The Obligations of U.S. Government sponsored entities include U.S. agency securities, which fair value is based on an active exchange market and on quoted market prices for similar securities. The U.S. agency securities are classified as Level 2.
  Obligations of Puerto Rico, States and political subdivisions: Obligations of Puerto Rico, States and political subdivisions include municipal bonds. The bonds are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, two sided markets, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, market data feeds such as those obtained from municipal market sources, discount and capital rates, and trustee reports. The municipal bonds are classified as Level 2.
  Mortgage-backed securities: Certain agency mortgage-backed securities (“MBS”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. Other agency MBS such as GNMA Puerto Rico Serials are priced using an internally-prepared pricing matrix with quoted prices from local brokers dealers. These particular MBS are classified as Level 3.
  Collateralized mortgage obligations: Agency and private-label collateralized mortgage obligations (“CMOs”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector and for which fair value incorporates an option adjusted spread. The option adjusted spread model includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. These CMOs are classified as Level 2. Other CMOs, due to their limited liquidity, are classified as Level 3 due to the insufficiency of inputs such as broker quotes, executed trades, credit information and cash flows.
  Equity securities: Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1. Other equity securities that do not trade in highly liquid markets are classified as Level 2.
  Corporate securities and debentures from a not-for-profit organization (included as “other” in the “available-for-sale” category): Given that the quoted prices are for similar instruments, these securities are classified as Level 2.
  Corporate securities, commercial paper, mutual funds, and other equity securities (included as “other” in the “trading account securities” category): Quoted prices for these security types are obtained from broker dealers. Given that the quoted prices are for similar instruments or do not trade in highly liquid markets, these securities are classified as Level 2. The important variables in determining the prices of Puerto Rico tax-exempt mutual fund shares are net asset value, dividend yield and type of assets in the fund. All funds trade based on a relevant dividend yield taking into consideration the aforementioned variables. In addition, demand and supply also affect the price. Corporate securities that trade less frequently or are in distress are classified as Level 3.

Mortgage servicing rights

Mortgage servicing rights (“MSRs”) do not trade in an active market with readily observable prices. MSRs are priced internally using a discounted cash flow model. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including portfolio characteristics, prepayments assumptions, discount rates, delinquency and foreclosure rates, late charges, other ancillary revenues, cost to service and other economic factors. Prepayment speeds are adjusted for the Corporation's loan characteristics and portfolio behavior. Due to the unobservable nature of certain valuation inputs, the MSRs are classified as Level 3.

Derivatives

Interest rate swaps, interest rate caps and indexed options are traded in over-the-counter active markets. These derivatives are indexed to an observable interest rate benchmark, such as LIBOR or equity indexes, and are priced using an income approach based on present value and option pricing models using observable inputs. Other derivatives are liquid and have quoted prices, such as forward contracts or “to be announced securities” (“TBAs”). All of these derivatives are classified as Level 2. The non-performance risk is determined using internally-developed models that consider the collateral held, the remaining term, and the creditworthiness of the entity that bears the risk, and uses available public data or internally-developed data related to current spreads that denote their probability of default.

Contingent consideration liability

The fair value of the true-up payment obligation (contingent consideration) to the FDIC as it relates to the Westernbank FDIC-assisted transaction was estimated using projected cash flows related to the loss sharing agreements at the true-up measurement date. It took into consideration the intrinsic loss estimate, asset premium/discount, cumulative shared loss payments, and the cumulative servicing amount related to the loan portfolio. Refer to Note 12 to the consolidated financial statements for a description of the formula established in the loss share agreements for determining the true-up payment.

On a quarterly basis, management evaluates and revises the estimated credit loss rates that are used to determine expected cash flows on the covered loan pools. The expected credit losses on the loan pools are used to determine the loss share cash flows expected to be paid to the FDIC when the true-up payment is due.

The true-up payment obligation was discounted using a term rate consistent with the time remaining until the payment is due.  The discount rate was an estimate of the sum of the risk-free benchmark rate for the term remaining before the true-up payment is due and a risk premium to account for the credit risk profile of BPPR.  The risk premium was calculated based on a 12-month trailing average spread of the yields on corporate bonds with credit ratings similar to BPPR.

Loans held-in-portfolio considered impaired under ASC Section 310-10-35 that are collateral dependent

The impairment is measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35, and which could be subject to internal adjustments based on the age of the appraisal. Currently, the associated loans considered impaired are classified as Level 3.

Loans measured at fair value pursuant to lower of cost or fair value adjustments

Loans measured at fair value on a nonrecurring basis pursuant to lower of cost or fair value were priced based on secondary market prices and discounted cash flow models which incorporate internally-developed assumptions for prepayments and credit loss estimates. These loans are classified as Level 3.

Other real estate owned and other foreclosed assets

Other real estate owned includes real estate properties securing mortgage, consumer, and commercial loans. Other foreclosed assets include automobiles securing auto loans. The fair value of foreclosed assets may be determined using an external appraisal, broker price opinion, internal valuation or binding offer. The majority of these foreclosed assets are classified as Level 3 since they are subject to internal adjustments. Certain foreclosed assets which are measured based on binding offers are classified as Level 2.